Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 469,840,050.76
Previously Paid Amount	71,932.5
Total Fee Amount	71,932.5
Total Offset Amount	0
Net Fee	$ 0